Annual Total Returns [BarChart] - LVIP Delaware SMID Cap Core Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	8.13%
2012	11.02%
2013	41.32%
2014	3.15%
2015	7.54%
2016	8.29%
2017	18.65%
2018	(12.12%)
2019	29.63%
2020	11.09%